                                 LAW OFFICES OF
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103
                                 (215) 564-8000

Direct Dial: (215) 564-8071

                                                                November 1, 2002

FILED via EDGAR
Attn.:  Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         RE:      Barrett Growth Fund, a series of The Barrett Funds
                  SEC File Nos. 333-65225, 811-09035
                  Post-Effective Amendment No. 4

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"1933 Act"), this letter serves as certification that the form of Prospectus and
Statement of Additional  Information  that would have been filed under paragraph
(c)  of  Rule  497  would  not  have  differed  from  those   contained  in  the
Post-Effective Amendment referenced above under the 1933 Act to the Registration
Statement  of the  Fund.  The  Post  Effective  Amendment  was  filed  with  the
Securities and Exchange Commission electronically on October 28, 2002.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                                       Sincerely,

                                                       /s/ Tina M. Charkaway
                                                       Tina M. Charkaway

Enclosures

cc:      Robert E. Harvey, Barrett Associates, Inc.
         Michael P. O'Hare, Esq.